Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment	$ 567.0	$ 585.4
Land
Property, Plant and Equipment [Line Items]
Property and equipment	5.5	5.4
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment	$ 16.2	16.7
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Furniture, fixtures, and autos
Property, Plant and Equipment [Line Items]
Property and equipment	$ 157.6	166.6
Furniture, fixtures, and autos | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Furniture, fixtures, and autos | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	13 years
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 117.8	133.2
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	13 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 269.9	$ 263.5